Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2021	Nov. 30, 2020
Cost, beginning balance	$ 7,977,702	$ 8,065,596
Additions		3,875
Disposals		(91,769)
Cost, ending balance	7,977,702	7,977,702
Accumulated amortization, beginning balance	6,207,565	5,792,190
Depreciation	196,144	415,375
Accumulated amortization, ending balance	6,403,709	6,207,565
Net book value	1,573,993	1,770,137
Computer Equipment
Cost, beginning balance	631,334	631,334
Additions		0
Disposals		0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	536,697	496,138
Depreciation	21,293	40,559
Accumulated amortization, ending balance	557,990	536,697
Net book value	73,344	94,637
Computer Software
Cost, beginning balance	156,059	156,059
Additions		0
Disposals		0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	152,942	149,826
Depreciation	1,169	3,116
Accumulated amortization, ending balance	154,111	152,942
Net book value	1,948	3,117
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Additions		0
Disposals		0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	145,614	138,893
Depreciation	4,032	6,721
Accumulated amortization, ending balance	149,646	145,614
Net book value	22,852	26,884
Laboratory Equipment
Cost, beginning balance	5,576,359	5,664,253
Additions		3,875
Disposals		(91,769)
Cost, ending balance	5,576,359	5,576,359
Accumulated amortization, beginning balance	3,930,860	3,648,717
Depreciation	169,650	282,143
Accumulated amortization, ending balance	4,100,510	3,930,860
Net book value	1,475,849	1,645,499
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Additions		0
Disposals		0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,358,616
Depreciation	0	82,836
Accumulated amortization, ending balance	1,441,452	1,441,452
Net book value	$ 0	$ 0